COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2016
Commitments And Contingencies [Abstract]
Commitments And Contingencies

NOTE 13—COMMITMENTS AND CONTINGENCIES:

a.       Commitments:

Preferred dividends:

The Company pays dividends under its outstanding mandatory convertible preferred shares. See note 14b.

Operating leases:

As of December 31, 2016, minimum future rentals under operating leases of buildings, machinery and equipment for periods in excess of one year were as follows: 2017—$165 million; 2018—$144 million; 2019—$131 million; 2020—$84 million; 2021—$70 million; 2022 and thereafter—$135 million.

The lease fees expensed in each of the years ended December 31, 2016, 2015 and 2014 were $164 million, $122 million and $153 million, respectively.

Royalty commitments:

The Company is committed to paying royalties to owners of know-how, partners in alliances and other certain arrangements and to parties that financed research and development, at a wide range of rates as a percentage of sales or of the gross margin of certain products, as defined in the underlying agreements.

Royalty expenses are reported in cost of goods sold if related to the acquisition of a product, and if not are included in sales and marketing expenses. The royalty expense in each of the years ended December 31, 2016, 2015 and 2014 were $814 million, $911 million and $987 million, respectively.

Milestone commitments:

The Company is committed to paying milestone payments, usually as part of business transactions. Such payments are contingent upon the achievement of certain regulatory milestones and sales targets. As of December 31, 2016, were all milestones and targets, for compounds in Phase II and more advanced stages of development, to be achieved, the total contingent payments could reach an aggregate of up to approximately $1.1 billion.

b.        Contingencies:

General

From time to time, Teva and/or its subsidiaries are subject to claims for damages and/or equitable relief arising in the ordinary course of business. In addition, as described below, in large part as a result of the nature of its business, Teva is frequently subject to litigation. Teva generally believes that it has meritorious defenses to the actions brought against it and vigorously pursues the defense or settlement of each such action. Except as described below, Teva does not currently have a reasonable basis to estimate the loss, or range of loss, that is reasonably possible with respect to matters disclosed in this note.

Teva records a provision in its financial statements to the extent that it concludes that a contingent liability is probable and the amount thereof is estimable. Based upon the status of the cases described below, management's assessments of the likelihood of damages, and the advice of counsel, no provisions have been made regarding the matters disclosed in this note, except as noted below. Litigation outcomes and contingencies are unpredictable, and excessive verdicts can occur. Accordingly, management's assessments involve complex judgments about future events and often rely heavily on estimates and assumptions.

Based on currently available information, Teva believes that none of the proceedings brought against it described below is likely to have a material adverse effect on its financial condition. However, if one or more of such proceedings were to result in final judgments against Teva, such judgments could be material to its results of operations and cash flows in a given period. In addition, Teva incurs significant legal fees and related expenses in the course of defending its positions even if the facts and circumstances of a particular litigation do not give rise to a provision in the financial statements.

In connection with third-party agreements, Teva may under certain circumstances be required to indemnify, and may be indemnified by, in unspecified amounts, the parties to such agreements against third-party claims. Among other things, Teva's agreements with third parties may require Teva to indemnify them, or require them to indemnify Teva, for the costs and damages incurred in connection with product liability claims, in specified or unspecified amounts.

Except as otherwise noted, all of the litigation matters disclosed below involve claims arising in the United States. Except as otherwise noted, all third party sales figures given below are based on IMS data.

Intellectual Property Litigation

From time to time, Teva seeks to develop generic versions of patent-protected pharmaceuticals for sale prior to patent expiration in various markets. In the United States, to obtain approval for most generics prior to the expiration of the originator's patents, Teva must challenge the patents under the procedures set forth in the Hatch-Waxman Act of 1984, as amended. To the extent that Teva seeks to utilize such patent challenge procedures, Teva is and expects to be involved in patent litigation regarding the validity, enforceability or infringement of the originator's patents. Teva may also be involved in patent litigation involving the extent to which its product or manufacturing process techniques may infringe other originator or third-party patents.

Additionally, depending upon a complex analysis of a variety of legal and commercial factors, Teva may, in certain circumstances, elect to market a generic version even though litigation is still pending. This could be before any court decision is rendered or while an appeal of a lower court decision is pending. To the extent Teva elects to proceed in this manner, it could face substantial liability for patent infringement if the final court decision is adverse to Teva.

The general rule for damages in patent infringement cases in the United States is that the patentee should be compensated by no less than a reasonable royalty, and it may also be able in certain circumstances to be compensated for its lost profits. The amount of a reasonable royalty award would generally be calculated based on the sales of Teva's generic product. The amount of lost profits would generally be based on the lost sales of the branded product. The launch of an authorized generic and other generic competition may be relevant to the damages calculation. In addition, the patentee may seek consequential damages as well as enhanced damages of up to three times the profits lost by the patent holder for willful infringement, although courts have typically awarded much lower multiples.

Teva is also involved in litigation regarding patents in other countries where it does business, particularly in Europe, where Teva has in recent years increased the number of launches of its generic versions of branded pharmaceuticals prior to the expiration of the innovator's patents. The laws concerning generic pharmaceuticals and patents differ from country to country. Damages for patent infringement in Europe may include lost profits or a reasonable royalty, but enhanced damages for willful infringement are generally not available.

In December 2012, Endo International (“Endo”) sued Actavis Inc. and Actavis South Atlantic LLC (collectively, “Actavis”) in New York federal court for infringement of patents expiring in 2023. The lawsuit followed the launch by Actavis of its 7.5 mg and 15 mg oxymorphone extended-release tablets, which were the AB-rated generic versions of the original formulation of Endo's Opana® ER. According to Endo's annual report, Opana® ER had net sales of approximately $299 million for the twelve months ended December 31, 2012. In September 2013, Actavis launched additional strengths of its product. In August 2015, the court found two Endo patents valid and infringed, and on April 29, 2016, enjoined Actavis from selling its oxymorphone ER products. Actavis has appealed these rulings. In addition, in November 2014, Endo and Mallinckrodt sued Actavis in Delaware federal court, alleging that sales of the Actavis oxymorphone ER products infringe another patent that expires in 2029, which Endo had licensed from Mallinckrodt. Trial in that case is scheduled for February 2017. Were Endo ultimately to be successful in its allegations of patent infringement, Actavis could be required to pay damages relating to past sales of its oxymorphone ER products and continue to be enjoined from future sales until patent expiration. The amount of damages, if any, would be determined in a separate trial that would be scheduled after resolution of the pending appeal.

In July 2014, GlaxoSmithKline (“GSK”) sued Teva in Delaware federal court for infringement of a patent expiring in June 2015, which covers GSK's Coreg® products. Teva and other generic producers began selling their carvedilol tablets (the generic version of Coreg®) in September 2007. At the time of Teva's launch, annual sales of Coreg® were approximately $1.6 billion. The parties served their first round expert reports in September 2016, including GSK's confidential damages expert report. Teva vigorously disputes GSK's claims on the merits and also disputes the amount and nature of GSK's alleged damages. Rebuttal expert reports, including Teva's damages report, were served in November 2016. A hearing on any dispositive motions is scheduled for March 2017, and trial, if necessary, is scheduled to commence in June 2017. Were GSK ultimately to be successful in its allegations of patent infringement, Teva could be required to pay damages relating to past sales of its carvedilol products. Teva would be permitted to continue selling its carvedilol products, given that GSK's patent has expired.

In April 2015, Teva launched its 2 mg, 5 mg, 10 mg, 15 mg, 20 mg, and 30 mg aripiprazole tablets, which are the AB-rated generic versions of Otsuka's Abilify®, which had sales of approximately $7.8 billion for the twelve months ended December 31, 2014. Otsuka sued Teva in New Jersey federal court for infringement of patents that expire in March 2023 and March 2027. On January 20, 2016, the court granted summary judgment on the grounds that Teva's generic product does not infringe Otsuka's patent directed to using aripiprazole in combination with certain anti-depressants. Otsuka appealed this order. In August 2016, Teva and Otsuka settled this litigation, and a provision for the settlement was recorded in the financial statements.

Product Liability Litigation

Teva's business inherently exposes it to potential product liability claims, and in recent years the number of product liability claims asserted against Teva has increased. Teva maintains a program of insurance, which may include commercial insurance, self-insurance (including direct risk retention), or a combination of both approaches, in amounts and on terms that it believes are reasonable and prudent in light of its business and related risks. However, Teva sells, and will continue to sell, pharmaceuticals that are not covered by insurance; in addition, it may be subject to claims for which insurance coverage is denied as well as claims that exceed its policy limits. Product liability coverage for pharmaceutical companies is becoming more expensive and increasingly difficult to obtain. As a result, Teva may not be able to obtain the type and amount of commercial insurance it desires, or any commercial insurance on reasonable terms, in all of its markets.

Teva and/or its subsidiaries, including Watson Laboratories, Inc. (“Watson”) and Actavis Elizabeth LLC (“Actavis”), have been named as defendants in approximately 4,000 product liability lawsuits brought against them and other manufacturers by approximately 4,400 plaintiffs claiming injuries (including allegations of neurological disorders, such as tardive dyskinesia) from the long-term use of metoclopramide (the generic form of Reglan®). For over 20 years, the FDA-approved label for metoclopramide has contained warning language about the risk of tardive dyskinesia, and that the risk of developing the disorder increases with duration of treatment and total cumulative dose. In February 2009, the FDA announced that manufacturers of metoclopramide would be required to revise the label, including the addition of a “black box” warning about the risk of tardive dyskinesia resulting from long-term usage. Teva expects to be dismissed from at least some of the cases on the basis that some plaintiffs cannot demonstrate that they used a Teva product.

Approximately 40% of the plaintiffs are parties to cases against Teva that are part of a mass tort proceeding in the Philadelphia Court of Common Pleas. In addition, there are mass tort proceedings under way in state courts in California and New Jersey. The California litigation includes about half of the total plaintiffs. In the New Jersey proceeding, the trial court granted the defendants' motion to dismiss, on federal preemption grounds, all claims other than those based on an alleged failure to timely update the label. The appellate court affirmed this dismissal. On August 22, 2016, following Teva's appeal of the decision, the New Jersey Supreme Court affirmed with respect to the failure to update claims. On November 21, 2016, Teva filed a petition for a writ of certiorari with the United States Supreme Court. The Court has asked the plaintiffs to respond to that petition, and plaintiffs' response is due on February 27, 2017.

In October 2015, Actavis reached an agreement in principle to resolve the vast majority of the cases pending against it. In January 2017, Teva and/or its other subsidiaries involved in the litigation also reached an agreement in principle to resolve the vast majority of the cases pending against them, subject to participation by a certain percentage of plaintiffs. A provision has been included in the financial statements for these matters.

Competition Matters

As part of its generic pharmaceuticals business, Teva has challenged a number of patents covering branded pharmaceuticals, some of which are among the most widely-prescribed and well-known drugs on the market. Many of Teva's patent challenges have resulted in litigation relating to Teva's attempts to market generic versions of such pharmaceuticals under the federal Hatch-Waxman Act. Some of this litigation has been resolved through settlement agreements in which Teva obtained a license to market a generic version of the drug, often years before the patents expire. Teva and its subsidiaries have increasingly been named as defendants in cases that allege antitrust violations arising from such settlement agreements. The plaintiffs in these cases, which are usually direct and indirect purchasers of pharmaceutical products, and often assert claims on behalf of classes of all direct and indirect purchasers, typically allege that (1) Teva received something of value from the innovator in exchange for an agreement to delay generic entry, and (2) significant savings could have realized if there had been no settlement agreement and generic competition had commenced earlier. These class action cases seek various forms of injunctive and monetary relief, including damages based on the difference between the brand price and what the generic price allegedly would have been and disgorgement of profits, which are automatically trebled under the relevant statutes, plus attorneys' fees and costs. The alleged damages generally depend on the size of the branded market and the length of the alleged delay, and can be substantial - potentially measured in multiples of the annual brand sales -particularly where the alleged delays are lengthy or branded drugs with annual sales in the billions of dollars are involved.

Teva believes that its settlement agreements are lawful and serve to increase competition, and has defended them vigorously. In Teva's experience to date, these cases have typically settled for a fraction of the high end of the damages sought, although there can be no assurance that such outcomes will continue.

In June 2013, the United States Supreme Court held, in Federal Trade Commission v. Actavis, Inc. (the “AndroGel case”), that a rule of reason test should be applied in analyzing whether such settlements potentially violate the federal antitrust laws. The Supreme Court held that a trial court must analyze each agreement in its entirety in order to determine whether it violates the antitrust laws. This new test has resulted in increased scrutiny of Teva's patent settlements, additional action by the FTC and state and local authorities, and an increased risk of liability in Teva's currently pending antitrust litigations.

In April 2006, certain subsidiaries of Teva were named in a class action lawsuit filed in the U.S. District Court for the Eastern District of Pennsylvania. The case alleges that the settlement agreements entered into between Cephalon, Inc., now a Teva subsidiary (“Cephalon”), and various generic pharmaceutical companies in late 2005 and early 2006 to resolve patent litigation involving certain finished modafinil products (marketed as Provigil®) were unlawful because they had the effect of excluding generic competition. The case also alleges that Cephalon improperly asserted its Provigil® patent against the generic pharmaceutical companies. The first lawsuit was brought by King Drug Company of Florence, Inc. on behalf of itself and as a proposed class action on behalf of any other person or entity that purchased Provigil® directly from Cephalon (the “Direct Purchaser Class”). Similar allegations have been made in a number of additional complaints, including those filed on behalf of a proposed class of end payors of Provigil® (the “End Payor Class”), by certain individual end payors, by certain retail chain pharmacies and by Apotex, Inc. (collectively, these cases are referred to as the “Philadelphia Modafinil Action”). Separately, Apotex challenged Cephalon's Provigil® patent, and in October 2011, the Court found the patent to be invalid and unenforceable based on inequitable conduct. This decision was affirmed on appeal in April 2013. Teva has either settled or reached agreements in principle to settle with all of the plaintiffs in the Philadelphia Modafinil Action. However, one of the end payors, United Healthcare Services, took the position that it is not bound by the settlement that was agreed to on its behalf and brought a separate action in Minnesota federal court. On February 6, 2017, the Minnesota court granted Teva's motion to transfer that action to the U.S. District Court for the Eastern District of Pennsylvania, where Teva has also filed suit to enforce the settlement.

In February 2008, following an investigation, the FTC sued Cephalon, alleging that Cephalon violated Section 5 of the Federal Trade Commission Act, which prohibits unfair or deceptive acts or practices in the marketplace, by unlawfully maintaining a monopoly in the sale of Provigil® and improperly excluding generic competition (the “FTC Modafinil Action”).

In addition to the Philadelphia Modafinil Action and the FTC Modafinil Action, the City of Providence (Rhode Island) and the State of Louisiana have also filed lawsuits against Cephalon and other Teva subsidiaries. Teva settled its suit with the City of Providence, and won its motion to dismiss against the State of Louisiana. Cephalon and Teva have also reached a settlement with 48 state attorneys general, which was approved by the court on November 7, 2016. Certain other claimants have given notices of potential claims related to these settlement agreements. Annual sales of Provigil® were approximately $500 million at the time of the settlement agreements, and approximately $1 billion when the first generic modafinil product was launched in March 2012.

In May 2015, Cephalon entered into a consent decree with the FTC under which the FTC dismissed its claims against Cephalon in the FTC Modafinil Action in exchange for payment of $1.2 billion (less set-offs for prior settlements) by Cephalon and Teva into a settlement fund. The net amount paid into the settlement fund may be (and has been) used to settle certain other related cases, including the claims in the litigations described above, as well as other government investigations. Under the consent decree, Teva also agreed to certain injunctive relief with respect to the types of settlement agreements Teva may enter into to resolve patent litigation in the United States for a period of ten years. If, at the end of the ten years, the entire settlement fund has not been fully disbursed, any amount remaining will be paid to the Treasurer of the United States. In July 2015, Teva made a payment into the settlement fund for the difference of $1.2 billion less the amount of the agreed-upon settlements reached as of that date. Management recorded an additional charge of $398 million in the second quarter of 2015 as a result of the settlement with the FTC.

In January 2009, the FTC and the State of California filed a lawsuit in California federal court alleging that a September 2006 patent lawsuit settlement between Watson and Solvay Pharmaceuticals, Inc. (“Solvay”) relating to AndroGel® 1% (testosterone gel) violated the antitrust laws. Additional lawsuits alleging similar claims were later filed by private plaintiffs (including plaintiffs purporting to represent classes of similarly situated claimants), and the various actions were consolidated in a multidistrict litigation in Georgia federal court. In February 2010, the court granted Watson's motion to dismiss all claims except certain sham litigation claims brought by the private plaintiffs. Those sham litigation claims were later dismissed on summary judgment and appealed to the Eleventh Circuit. In June 2013, the United States Supreme Court reversed the dismissal of the FTC's reverse-payment claims in the AndroGel decision referenced above, and ordered the case remanded. The Eleventh Circuit also remanded the private plaintiffs' cases. In May 2015, Giant Eagle, Inc., an individual direct purchaser opt-out plaintiff, filed a new complaint, alleging similar claims, in Pennsylvania federal court. That action was transferred to the multidistrict litigation in Georgia, and Watson answered the complaint in August 2015. Discovery remains ongoing in both the multidistrict and FTC litigations. On May 19, 2016, the indirect purchaser plaintiffs stipulated to the voluntary dismissal of their claims with prejudice. On October 14, 2016, Actavis Holdco U.S., Inc. (successor-in-interest to Watson) moved for summary judgment on the grounds that the FTC's case is moot in light of the above-described consent decree stemming from the FTC Modafinil Action. That motion remains pending. Annual sales of AndroGel® 1% at the time of the settlement were approximately $350 million, and annual sales of the AndroGel franchise (AndroGel® 1% and AndroGel® 1.62%) were approximately $140 million and $1.05 billion, respectively, at the time Actavis launched its generic version of AndroGel® 1% in November 2015.

In April 2011, the European Commission opened a formal investigation against both Cephalon and Teva to assess whether the 2005 settlement agreement between the parties might have had the object or effect of hindering the entry of generic modafinil. The Commission has indicated to Teva that it intends to issue a statement that will specify the initial findings of the investigation.

Teva subsidiaries Barr Laboratories, Inc. (“Barr”) and The Rugby Group (“Rugby”) are defendants in actions in California, Kansas and Florida state courts alleging that a January 1997 patent litigation settlement agreement between Barr, Rugby (then a subsidiary of Sanofi Aventis) and Bayer Corporation concerning the antibiotic ciprofloxacin was anticompetitive and violated state antitrust and consumer protection laws. In addition, Rugby is also named as a defendant in Tennessee. In the California case, the trial court granted defendants' summary judgment motions, and the court of appeal affirmed in October 2011. While an appeal was pending before the California Supreme Court, the trial court approved a $74 million class settlement with Bayer. In May 2015, the California Supreme Court reversed and remanded the case back to the trial court for a rule of reason inquiry as to the remaining defendants, including Barr and Rugby. In August 2016, Rugby agreed to settle with plaintiffs for $100 million, which was indemnified by Sanofi Aventis. The settlement was approved by the court on November 4, 2016. On January 18, 2017, Barr agreed to settle with plaintiffs for $225 million and a provision has been included in the financial statements. On January 25, 2017, plaintiffs filed a motion seeking preliminary approval of that settlement, and a hearing is scheduled for February 17, 2017 for that motion. Based on the plaintiffs' expert testimony in the California case, estimated sales of ciprofloxacin in California were approximately $500 million during the alleged damages period. In the Kansas action, the court granted preliminary approval of the settlement Bayer entered into with plaintiffs in June 2015. In July 2015, Barr and the remaining co-defendants also agreed to settle with the plaintiffs; the court granted final approval of the settlement on June 6, 2016. The Florida case has been administratively closed by the court.

In December 2011, three groups of plaintiffs sued Wyeth and Teva for alleged violations of the antitrust laws in connection with their settlement of patent litigation involving extended release venlafaxine (generic Effexor® XR) entered into in November 2005. The cases were filed by a purported class of direct purchasers, by a purported class of indirect purchasers and by certain chain pharmacies. The plaintiffs claim that the settlement agreement between Wyeth and Teva unlawfully delayed generic entry. In October 2014, the court granted Teva's motion to dismiss in the direct purchaser cases, after which the parties agreed that the court's reasoning applied equally to the indirect purchaser cases. Plaintiffs filed notices of appeal, and the Third Circuit has consolidated the appeal with a separate antitrust case in which Teva is not a party, In re Lipitor Antitrust Litigation, solely for purposes of disposition by the same appellate panel. Argument on the issue of whether the appeal should be transferred to the Federal Circuit was heard on September 27, 2016. Annual sales of Effexor® XR were approximately $2.6 billion at the time of settlement and at the time generic versions were launched in July 2010.

In February 2012, two purported classes of direct-purchaser plaintiffs sued GSK and Teva in New Jersey federal court for alleged violations of the antitrust laws in connection with their settlement of patent litigation involving lamotrigine (generic Lamictal®) entered into in February 2005. In August 2012, a purported class of indirect purchaser plaintiffs filed a nearly identical complaint against GSK and Teva in the same court. The plaintiffs claim that the settlement agreement unlawfully delayed generic entry and seek unspecified damages. In December 2012, the court dismissed the cases. In January 2014, the court denied the direct purchaser plaintiffs' motion for reconsideration and affirmed its original dismissal of the cases. In June 2015, the Third Circuit reversed and remanded for further proceedings. On February 19, 2016, Teva and GSK filed a petition for a writ of certiorari in the United States Supreme Court, which was denied on November 7, 2016. In the meantime, litigation has resumed in both the direct purchaser and indirect purchaser actions. Teva and GSK filed a motion for judgment on the pleadings in the indirect purchaser action in December 2015, which the court granted in part and denied in part in March 2016. On September 21, 2016, GSK, Teva and the indirect purchaser plaintiffs agreed to settle the litigation, and on October 27, 2016, the indirect purchaser plaintiffs stipulated to the dismissal of their claims with prejudice. A provision has been included in the financial statements for the dismissed matter. Annual sales of Lamictal® were approximately $950 million at the time of the settlement, and approximately $2.3 billion at the time generic competition commenced in July 2008.

In April 2013, purported classes of direct purchasers of, and end payors for, Niaspan® (extended release niacin) sued Teva and Abbott for violating the antitrust laws by entering into a settlement agreement in April 2005 to resolve patent litigation over the product. A multidistrict litigation has been established in the U.S. District Court for the Eastern District of Pennsylvania. Teva and Abbott's motion to dismiss was denied in September 2014. Throughout 2015 and in January 2016, several individual direct purchaser opt-out plaintiffs filed complaints with allegations nearly identical to those of the direct purchaser class. In October 2016, the District Attorney for Orange County, California, filed a similar complaint, which has since been amended, in California state court alleging violations of state law. On February 10, 2017, Teva and Abbott filed a demurrer seeking to dismiss the Orange County claims on statute of limitations grounds, and also moved to strike all claims for restitution and civil penalties to the extent they are not limited to alleged activity in Orange County. Those filings remain pending. Annual sales of Niaspan® were approximately $416 million at the time of the settlement and approximately $1.1 billion at the time generic competition commenced in September 2013.

Since July 2013, numerous lawsuits have been filed in several federal courts by purported classes of end payors for, and direct purchasers of, Solodyn® ER (minocycline hydrochloride) against Medicis, the innovator, and several generic manufacturers, including Teva. The lawsuits allege, among other things, that the settlement agreements between Medicis and the generic manufacturers violated the antitrust laws. Teva entered into its agreement with Medicis in March 2009. A multidistrict litigation has been established in the U.S. District Court for the District of Massachusetts. In September 2014, plaintiffs filed an amended complaint that did not name Teva as a defendant. Annual sales of Solodyn® ER were approximately $380 million at the time Teva settled and approximately $765 million at the time generic competition entered the market on a permanent basis in November 2011.

In November 2013, a putative class action was filed in Pennsylvania federal court against Actavis, Inc. and certain of its affiliates, alleging that Watson's 2012 patent lawsuit settlement with Endo Pharmaceuticals Inc. relating to Lidoderm® (lidocaine transdermal patches) violated the antitrust laws. Additional lawsuits containing similar allegations followed on behalf of other classes of putative direct purchaser and end-payer plaintiffs, and the cases have been consolidated as a multidistrict litigation (“MDL”) in federal court in California. Defendants moved to dismiss, and in November 2014, the court granted the motions in part but denied them with respect to the claims under Section 1 of the Sherman Act. Plaintiffs then filed amended consolidated complaints in December 2014, and additional complaints have followed from retailers acting in their individual capacities. Discovery in these cases is ongoing. In March 2016, the FTC filed a lawsuit in Pennsylvania federal court against Allergan plc, Watson, Endo and Impax Laboratories, Inc. challenging (1) Watson's 2012 patent lawsuit settlement with Endo related to Lidoderm® and (2) a June 2010 patent litigation settlement between Endo and Impax related to Opana® ER (generic oxymorphone extended release tablets). The FTC's allegations against Watson relate to the Lidoderm® settlement only (and not the Opana® ER settlement). The defendants moved to sever the Lidoderm®-related claims from the Opana® ER-related claims, and also to dismiss the FTC's claims outright. On October 20, 2016, the court granted Watson's and Impax's motions to sever and ordered the FTC to file new, individual complaints. The court denied the defendants' motions to dismiss as moot, with leave to re-file once the FTC files new complaints. On October 25, 2016, the FTC filed a notice of voluntary dismissal. On October 26, 2016, Endo and Watson filed a complaint in Pennsylvania federal court seeking a declaratory judgment that the FTC's claims are not authorized by statute, or, in the alternative, that the FTC does not have statutory authority to pursue a disgorgement remedy. On December 30, 2016, the FTC moved to dismiss the declaratory judgment complaint. The court denied that motion as moot on February 1, 2017, when it consolidated Watson's action with a later-filed declaratory judgment action brought by Allergan. Watson and Allergan expect to file a consolidated complaint for declaratory judgment by mid-February, 2017. Meanwhile, on January 23, 2017, the FTC re-filed its Lidoderm®-related claims against Allergan, Watson, and Endo, along with a stipulated order for permanent injunction, to settle its claims against Endo, in the same California federal court that is presiding over the private MDL referenced above. This new FTC case has been assigned to the judge presiding over the MDL. On February 3, 2017, the State of California filed a complaint against Allergan and Watson, and that complaint has also been assigned to the judge presiding over the MDL. Annual sales of Lidoderm® at the time of the settlement were approximately $1.2 billion, and were approximately $1.4 billion at the time Actavis launched its generic version in September 2013.

Since November 2013, numerous lawsuits have been filed in various federal courts by purported classes of end payors for, and direct purchasers of, Aggrenox® (dipyridamole/aspirin tablets) against Boehringer Ingelheim (“BI”), the innovator, and several Teva subsidiaries. The lawsuits allege, among other things, that the settlement agreement between BI and Barr entered into in August 2008 violated the antitrust laws. A multidistrict litigation has been established in the U.S. District Court for the District of Connecticut. Teva and BI's motion to dismiss was denied in March 2015. On August 6, 2016, the judge issued an order preventing discovery about any products other than branded Aggrenox® and its AB-rated generics for purposes of defining the relevant antitrust market in this litigation. The order was certified for immediate appeal, which the Second Circuit denied. Annual sales of Aggrenox® were approximately $340 million at the time of the settlement, and were approximately $455 million at the time generic competition began in July 2015. Teva launched a generic version of Aggrenox® in July 2015.

Since January 2014, numerous lawsuits have been filed in the U.S. District Court for the Southern District of New York by purported classes of end payors for and direct purchasers of ACTOS® and ACTO plus Met® (pioglitazone and pioglitazone plus metformin) against Takeda, the innovator, and several generic manufacturers, including Teva, Actavis and Watson. The lawsuits allege, among other things, that the settlement agreements between Takeda and the generic manufacturers violated the antitrust laws. Teva entered into its agreement with Takeda in December 2010. Defendants' motions to dismiss with respect to the end payor lawsuits were granted in September 2015. In October 2015, the end payors filed a notice of appeal of this ruling, and on March 22, 2016, a stipulation was filed dismissing Teva and the other generic defendants from the appeal. On February 8, 2017, the Court of Appeals for the Second Circuit affirmed the dismissal in part and vacated and remanded the dismissal in part with respect to the claims against Takeda. The lawsuits brought by the direct purchasers were stayed pending a ruling on the motions to dismiss the end payor lawsuits. Following the ruling on the motions to dismiss in the end payor lawsuits, the direct purchaser plaintiffs amended their complaint. Defendants have moved to dismiss that complaint. The case against the direct purchasers was stayed pending resolution of the appeal filed by the end payors. At the time of the settlement, annual sales of ACTOS® were approximately $3.7 billion and annual sales of ACTO plus Met® were approximately $500 million. At the time generic competition commenced in August 2012, annual sales of ACTOS® were approximately $2.8 billion and annual sales of ACTO plus Met® were approximately $430 million.

In June 2014, two groups of end payors sued AstraZeneca and Teva, as well as Ranbaxy and Dr. Reddy's, in the Philadelphia Court of Common Pleas for violating the antitrust laws by entering into settlement agreements to resolve the esomeprazole (generic Nexium®) patent litigation (the “Philadelphia Esomeprazole Actions”). These end payors had opted out of a class action that was filed in the Massachusetts federal court in September 2012 and resulted in a jury verdict in December 2014 in favor of AstraZeneca and Ranbaxy (the “Massachusetts Action”). Prior to the jury verdict, Teva settled with all plaintiffs in the Massachusetts Action for $24 million. The allegations in the Philadelphia Esomeprazole Actions are nearly identical to those in the Massachusetts Action. The Philadelphia Esomeprazole Actions are stayed pending resolution of the Massachusetts Action, which is currently on appeal to the First Circuit with respect to the claims against the non-settling defendants AstraZeneca and Ranbaxy. On November 21, 2016, the First Circuit affirmed the district court's judgment in favor of AstraZeneca and Ranbaxy, and the plaintiffs' petitions for rehearing and rehearing en banc were denied on January 10, 2017.

In September 2014, the FTC sued AbbVie Inc. and certain of its affiliates (“AbbVie”) and Teva in the U.S. District Court for the Eastern District of Pennsylvania alleging that they violated the antitrust laws when they entered into a settlement agreement to resolve the AndroGel® patent litigation and a supply agreement under which AbbVie would supply authorized generic product for TriCor® to Teva. The FTC alleges that Teva agreed to delay the entry of its generic testosterone gel product in exchange for entering into the TriCor supply agreement. In May 2015, the court granted Teva's motion to dismiss the FTC's claim as to Teva. The FTC's motions for reconsideration and for entry of partial final judgment to permit an immediate appeal were denied.

Since May 2015, two lawsuits have been filed in the U.S. District Court for the Southern District of New York by a purported class of direct purchasers of, and a purported class of end payors for, Namenda IR® (memantine hydrochloride) against Forest Laboratories, LLC and Actavis PLC, the innovator, and several generic manufacturers, including Teva. The direct purchasers withdrew their complaint and filed an amended complaint that did not name Teva as a defendant. Defendants have moved to dismiss the claims made by the end payors. The lawsuits allege, among other things, that the settlement agreements between Forest and the generic manufacturers violated the antitrust laws. Teva entered into its agreement with Forest in November 2009. On September 13, 2016, the court denied defendants' motions to dismiss, but stayed the cases with respect to the claims brought under state law, which are the only claims asserted against Teva. Annual sales of Namenda IR® at the time of the settlement were approximately $1.1 billion, and are currently approximately $1.4 billion.

On March 8, 2016 and April 11, 2016, certain Actavis subsidiaries in the United Kingdom, including Auden Mckenzie Holdings Limited, received notices from the U.K. Competition and Markets Authority (“CMA”) that it had launched formal investigations under Section 25 of the Competition Act of 1998 (“Competition Act”) into suspected breaches of competition law in connection with the supply of 10mg and 20mg hydrocortisone tablets. On December 16, 2016, the CMA issued a statement of objections (a provisional finding of infringement of the Competition Act) against Actavis UK and Allergan plc in relation to certain aspects of its investigation. The CMA is expected to decide how to proceed with certain other aspects of its investigation in the first quarter of 2017. On January 9, 2017, Teva completed the sale of Actavis UK to Accord Healthcare Limited, pursuant to which Teva will indemnify Accord for fines imposed by the CMA and/or damages awarded by a court on Actavis UK as a result of investigations in respect of conduct prior to the closing date of the sale. In the event of any such fines or damages, Teva expects to assert claims, including claims for breach of warranty, against the sellers of Auden Mckenzie. The terms of the purchase agreement may preclude a full recovery by Teva. A liability for this matter has been recorded in purchase accounting related to the acquisition of Actavis Generics. See Note 2 above.

In November 2016, three putative consumer class actions were filed in federal courts in Wisconsin, Massachusetts and Florida against Shire U.S., Inc., Shire LLC, and Actavis, alleging that Shire's 2013 patent litigation settlement with Actavis related to the ADHD drug Intuniv® (guanfacine) violated various state consumer protection and antitrust laws. The three complaints contain similar allegations. On December 30, 2016 and January 11, 2017, two additional similar actions were filed, also in Massachusetts federal court, against Shire and Actavis or Teva (as successor to Actavis) by putative classes of direct purchaser plaintiffs. On January 18, 2017, the parties jointly moved to transfer the Wisconsin and Florida actions to Massachusetts. All five cases are now in Massachusetts federal court. Annual sales of Intuniv® were approximately $335 million at the time of the settlement, and approximately $327 million at the time generic competition began in 2014.

Government Investigations and Litigation Relating to Pricing and Marketing

Teva is involved in government investigations and litigation arising from the marketing and promotion of its specialty pharmaceutical products in the United States. Many of these investigations originate through what are known as qui tam complaints, in which the government reviews a complaint filed under seal by a whistleblower (a “relator”) that alleges violations of the federal False Claims Act. The government considers whether to investigate the allegations and will, in many cases, issue subpoenas requesting documents and other information, including conducting witness interviews. The government must decide whether to intervene and pursue the claims as the plaintiff. Once a decision is made by the government, the complaint is unsealed. If the government decides not to intervene, then the relator may decide to pursue the lawsuit on his own without the active participation of the government.

Under the federal False Claims Act, the government (or relators who pursue the claims without the participation of the government in the case) may seek to recover up to three times the amount of damages in addition to a civil penalty of $10,781 to $21,563 for each allegedly false claim submitted to the government for payment. Generally speaking, these cases take several years for the investigation to be completed and, ultimately, to be resolved (either through litigation or settlement) after the complaint is unsealed. In addition, some states have pursued investigations under state false claims statutes or consumer protection laws, either in conjunction with a government investigation or separately. There is often collateral litigation that arises from public disclosures of government investigations, including the filing of class action lawsuits by third party payors alleging fraud-based claims or by shareholders alleging violations of the securities laws.

A number of state attorneys general have filed various actions against Teva and/or certain of its subsidiaries, including certain Actavis subsidiaries, relating to reimbursements or drug price reporting under Medicaid or other programs. Such price reporting is alleged to have caused governments and others to pay inflated reimbursements for covered drugs. Teva and its subsidiaries have reached settlements in most of these cases, and remain parties to litigation in Illinois. The Actavis subsidiaries remain parties to litigation in Illinois and Mississippi, and have reached an agreement in principle to settle litigation in Wisconsin. A provision for the cases has been included in the financial statements. Trial in the Illinois case against Teva concluded in the fourth quarter of 2013, and post-trial briefing has been submitted. The court has notified the parties that it will issue an order regarding the case by May 19, 2017. The State of Illinois is seeking approximately $100 million in compensatory damages. Any such damages ultimately awarded by the court are subject to automatic trebling. In addition, the state is seeking unspecified statutory penalties that could range, depending on the method used for calculation, from a de minimis amount to well over $100 million. Teva denies any liability, and will argue that even if the court finds liability, compensatory damages and penalties should be significantly less than the amount sought by the state. In August 2013, in the Mississippi case against Watson, the court ruled in favor of the state, awarding $12.4 million in compensatory damages and civil penalties. In March 2014, the court awarded the state an additional $17.9 million in punitive damages. A provision for these amounts has been included in the financial statements. Watson is appealing both the original and the punitive damage awards.

Several qui tam complaints have been unsealed in recent years as a result of government decisions not to participate in the cases. The following is a summary of certain government investigations, qui tam actions and related matters.

In December 2009, the U.S. District Court for the District of Massachusetts unsealed a complaint alleging that numerous drug manufacturers, including certain Teva subsidiaries (including Actavis), violated the federal False Claims Act in connection with Medicaid reimbursement for certain vitamins, dietary supplements and DESI products that were allegedly ineligible for reimbursement. The U.S. Department of Justice ("DOJ") declined to join in the matter. The defendants, including Teva, filed a motion to dismiss, which was granted in February 2013. The plaintiffs' deadline to appeal the dismissal has not yet expired.

Cephalon has received and responded to subpoenas related to Treanda®, Nuvigil® and Fentora®. In March 2013, a federal False Claims Act complaint filed against Cephalon in the U.S. District Court for the Southern District of New York was unsealed. The case was transferred to the Eastern District of Pennsylvania. The complaint alleges off-label promotion of Treanda® and Fentora®. The court granted Cephalon's motion to dismiss the Fentora® claims and denied Cephalon's motion to dismiss the Treanda® claims. Discovery is ongoing in this matter. In January 2014, a separate federal False Claims Act complaint that had been filed in the U.S. District Court for the Eastern District of Pennsylvania was served on Cephalon. The complaint alleges off-label promotion of Fentora®, Nuvigil® and Provigil®. The court dismissed the Fentora® claims and denied Cephalon's motion to dismiss the Provigil® and Nuvigil® claims. In August 2015, Cephalon submitted a motion to modify the court's order denying its motion to dismiss the relators' Provigil® claims. In February 2016, the court granted Cephalon's motion for judgment on the pleadings as to Provigil® claims that allegedly occurred prior to February 28, 2008. The relators' motion for reconsideration was denied without prejudice. Discovery is ongoing in this matter.

In September 2013, the State of Louisiana filed a complaint seeking unspecified damages against 54 pharmaceutical companies, including Teva and Actavis. The complaint alleges that the defendants defrauded the state by falsely representing that its products were FDA-approved drugs, which allegedly caused the state Medicaid program to pay millions of dollars in reimbursement claims for products that it would not otherwise have covered. The case was dismissed without prejudice in September 2015, with the court finding that the state was not a proper plaintiff. The state appealed, and on October 21, 2016 the state court of appeals affirmed the trial court's ruling in part and reversed in part. The state filed a motion for rehearing, which was denied. Both the state and defendants have sought further appeal before the Louisiana Supreme Court.

In January 2014, Teva received a civil investigative demand from the U.S. Attorney for the Southern District of New York seeking documents and information from January 1, 2006 related to sales, marketing and promotion of Copaxone® and Azilect®. The demand states that the government is investigating possible civil violations of the federal False Claims Act. In March 2015, the docket in this matter and a False Claims Act civil qui tam complaint concerning this matter were unsealed by the court, which revealed that the U.S. Attorney had notified the court in November 2014 that it had declined to intervene in and proceed with the lawsuit. The qui tam relators, however, are moving forward with the lawsuit. In June 2015, Teva filed motions to dismiss the complaint. In February 2016, the court stayed its decision on the relators' claims based on state and local laws, denied Teva's motions to dismiss the False Claims Act claims, and instructed the relators to amend their complaint with additional information. In March 2016, the relators filed an amended complaint, which Teva answered in April 2016. In December 2016, the Court entered a civil case management plan, setting a close of all discovery (including expert discovery) in January 2018 and a deadline for dispositive motions in February 2018. No trial date has been set. The parties are currently engaged in discovery.

In May 2014, counsel for Santa Clara County and Orange County, purportedly on behalf of the People of California, filed a complaint in the Superior Court for Orange County, California against Teva and Cephalon, along with several other pharmaceutical companies, contending that defendants allegedly engaged in improper marketing of opioids, including Actiq® and Fentora®. In June 2014, the City of Chicago filed a similar complaint against Teva and Cephalon in the Circuit Court of Cook County, Illinois, which has been removed to the Northern District of Illinois. Both complaints assert claims under state law based upon alleged improper marketing of opioids, and both seek a variety of damages, including restitution, civil penalties, disgorgement of profits, treble damages, attorneys' fees and injunctive relief. Neither complaint specifies the exact amount of damages at issue. Teva and Cephalon filed motions to dismiss in both the California and Chicago actions. In the California action, in August 2015, the court granted the defendants' demurrer, or motion to dismiss, on primary jurisdiction grounds and the case has been stayed. In July 2016, the court provided the counties in the California action with an opportunity to revise their complaint once again and re-file the motions. The counties re-filed the motion to lift the stay and motion for leave to file a third amended complaint. On October 16, 2016, the court granted the counties' motion to lift the stay in part for the limited purpose of filing a third amended complaint, permitting challenges to the third amended complaint, and exploring settlement possibilities. In the Chicago action, all claims against Teva and Cephalon were dismissed without prejudice. In August 2015, the City of Chicago filed a second amended complaint and defendants filed motions to dismiss the second amended complaint. On September 29, 2016, the court granted the motions to dismiss with respect to all but two claims. The City of Chicago filed an amended complaint on October 26, 2016. On December 15, 2016, the defendants filed an answer to the two previously sustained claims and motions to dismiss the remainder of the Third Amended Complaint. The motions to dismiss are pending.

In December 2015, the Mississippi Attorney General filed a lawsuit against Teva Pharmaceuticals USA, Inc. (“Teva USA”) and Cephalon along with the same defendants named in the California and Chicago actions described above. The Mississippi complaint is similar to the California and Chicago complaints, asserts claims under Mississippi state law based upon alleged improper marketing of opioids, including Actiq® and Fentora®, and seeks a variety of damages including restitution, civil penalties, disgorgement of profits, treble damages, attorneys' fees and injunctive relief. The complaint does not specify the exact amount of damages at issue. Teva USA and Cephalon, along with the co-defendants named in the action, filed joint and individual motions to dismiss and to transfer venue in March 2016. The State filed its opposition to the various motions to dismiss in June 2016, and the defendants filed their replies in support of the motions to dismiss in July 2016.

On August 31, 2016, Suffolk County, New York filed a complaint in the Supreme Court of New York against Teva USA and Cephalon along with the most of the same defendants named in the California, Chicago and Mississippi actions described above. The Suffolk County complaint, which is similar to the complaints filed in California, Chicago and Mississippi, asserts claims under New York state law for improper marketing of opioids, including Actiq® and Fentora®, and seeks a variety of damages including compensatory damages, civil penalties, disgorgement of profits, treble damages, and attorneys' fees. A motion to dismiss was filed on January 23, 2017. On February 1, 2017, Erie and Broome Counties in the State of New York filed a suit against Teva USA and other defendants that is substantially similar to the Suffolk County suit.

On March 2, 2016, a complaint was filed against Allergan plc and several other defendants in the U.S. District Court for the Eastern District of Pennsylvania on behalf of a putative class of direct and indirect purchasers of certain pharmaceutical products. Several additional indirect purchaser class action complaints were filed in the same court, and a similar complaint was filed in the U.S. District Court for the District of Rhode Island. These complaints have been consolidated into a multidistrict litigation in the Eastern District of Pennsylvania. Each complaint alleges that the defendants engaged in a conspiracy to fix, maintain and/or stabilize the prices of certain generic drug products, specifically doxycycline and digoxin. Plaintiffs filed a consolidated complaint in the matter on January 27, 2017, and Teva subsidiary Actavis Holdco U.S., Inc. was substituted for Allergan plc.

On June 21, 2016, Teva USA received a subpoena from the Antitrust Division of the DOJ seeking documents and other information relating to the marketing and pricing of certain of Teva USA's generic products and communications with competitors about such products. Actavis received a similar subpoena in June 2015. On July 12, 2016, Teva USA received a subpoena from the Connecticut Attorney General seeking documents and other information relating to potential state antitrust law violations. Actavis has also received a similar subpoena from the Connecticut Attorney General. Teva and Actavis are cooperating fully with these subpoenas. On December 15, 2016, a civil action was brought by the attorneys general of twenty states (Connecticut, Delaware, Florida, Hawaii, Idaho, Iowa, Kansas, Kentucky, Louisiana, Maine, Maryland, Massachusetts, Minnesota, Nevada, New York, North Dakota, Ohio, Pennsylvania, Virginia, and Washington) against Teva USA and several other companies. The states seek a finding that the defendants' actions violated federal antitrust law (Sherman Act § 1), as well as injunctive relief, disgorgement, and costs. On January 24, 2017, the State of New Hampshire sent a Notice of Intent to File Civil Enforcement Action against Teva based on unspecified alleged violations of the New Hampshire Consumer Protection Act, which it contends arise from unfair and deceptive conduct, actions and methods of competition in relation to generic drug markets. On February 2, 2017, the State of South Carolina notified Teva USA that it is considering pursuing actions against the company under state and federal antitrust and consumer protection laws.

On September 21, 2016, a complaint was filed against Teva USA and several other defendants in the U.S. District Court for the Eastern District of Pennsylvania on behalf of a putative class of indirect purchasers of certain pharmaceutical products, specifically pravastatin. Several additional similar complaints, involving both direct and indirect purchasers, were filed in the same court as related to the original action and have been consolidated. An additional direct purchaser has also filed two similar complaints which are pending before a different judge in the same court. All of the additional complaints name both Teva USA and Actavis Holdco U.S. Inc. Each of the plaintiffs alleges that the defendants engaged in a conspiracy to fix, maintain and/or stabilize the prices of pravastatin. The direct purchaser plaintiffs seek injunctive relief and damages under federal law. The indirect purchaser plaintiffs seek injunctive relief under federal law and damages under various state laws.

On November 1, 2016, a complaint was filed against Actavis Holdco U.S., Inc. and several other defendants in the U.S. District Court for the Southern District of New York on behalf of a putative class of indirect purchasers of certain pharmaceutical products, specifically clobetasol and desonide. Several additional similar complaints, involving both direct and indirect purchasers, were filed in the same court and have been consolidated. These additional complaints also make similar allegations involving the product fluocinonide (lidex). Plaintiffs allege that the defendants engaged in a conspiracy to fix, maintain and/or stabilize the prices of these drugs. Plaintiffs seek injunctive relief under federal law and damages under various state laws. On December 22, 2016, the court consolidated the complaints by drug into three separate actions (clobetasol, desonide and fluocinonide) and coordinated the three under a master docket, In re Topical Corticosteroid Antitrust Litigation. Plaintiffs filed their consolidated amended complaints on February 10, 2017. Both Teva USA and Actavis Holdco are named as defendants in the complaints related to fluocinonide, and Actavis Holdco is named as a defendant in the complaints related to desonide. The complaints related to clobetasol do not name either Teva USA or Actavis Holdco as defendants.

On December 23, 2016, a complaint was filed against Actavis Elizabeth, LLC, Teva USA and Pliva, Inc., and several other defendants, in the U.S. District Court for the Southern District of New York on behalf of a putative class of direct purchasers of the product propranolol. An additional similar complaint involving direct purchasers was filed in the same court on January 5, 2017. On December 28, 2016, a complaint was filed against Actavis Elizabeth, LLC, Teva USA and Pliva, Inc., and several other defendants, in the U.S. District Court for the Eastern District of Pennsylvania on behalf of a putative class of direct purchasers of propranolol. An additional similar complaint involving indirect purchasers was filed in the same court on January 10, 2017 against Actavis Holdco US, Inc., Teva USA and Teva Pharmaceutical Industries Ltd. The complaints allege that the defendants engaged in a conspiracy to fix, maintain and/or stabilize the prices of propranolol. Plaintiffs seek injunctive relief under federal law and damages under various state laws.

On January 13, 2017, a complaint was filed against Actavis Holdco US, Inc. and several other defendants in the Eastern District of Pennsylvania on behalf of a putative class of indirect purchasers of certain pharmaceutical products, specifically lidocaine-prilocaine. Plaintiffs allege that the defendants engaged in a conspiracy to fix, maintain and/or stabilize the prices of lidocaine-prilocaine. Plaintiffs seek injunctive relief under federal law and damages under various state laws.

On January 20, 2017, a complaint was filed against Teva USA and several other defendants, in the U.S. District Court for the Eastern District of Pennsylvania on behalf of a putative class of indirect purchasers of glyburide. Plaintiffs allege that the defendants engaged in a conspiracy to fix, maintain and/or stabilize the prices of glyburide. Plaintiffs seek injunctive relief under federal law and damages under various state laws. On January 31, 2017, a complaint was filed against Teva USA and several other defendants in the U.S. District Court for the District of Connecticut on behalf of a putative class of third party payers of glyburide. Plaintiffs allege that the defendants engaged in a conspiracy to fix, maintain and/or stabilize the prices of glyburide. Plaintiffs also assert a claim under the U.S. Racketeer Influenced and Corrupt Organizations Act. Plaintiffs seek injunctive relief under federal law and damages under various state laws. The allegations raised in this complaint are similar, though less detailed, than the ones raised in the state attorneys' general complaint from December 2016.

On January 30, 2017, a complaint was filed against Actavis Holdco U.S. Inc. and several other defendants, in the U.S. District Court for the District of New Jersey on behalf of a putative class of indirect purchasers of ursodial. Plaintiffs allege that the defendants engaged in a conspiracy to fix, maintain and/or stabilize the prices of ursodial. Plaintiffs seek injunctive relief under federal law and damages under various state laws.

To date, Teva has not identified any evidence that would give rise to liability with respect to the above-mentioned subpoenas and civil suits.

For several years, Teva had conducted a voluntary worldwide investigation into business practices that may have implications under the U.S. Foreign Corrupt Practices Act (“FCPA”), following the receipt, beginning in 2012, of subpoenas and informal document requests from the SEC and the DOJ with respect to compliance with the FCPA in certain countries. In December 2016, Teva reached a resolution with the SEC and DOJ to fully resolve these FCPA matters. The resolution, which relates to conduct in Russia, Mexico and Ukraine from 2007 to 2013, provides for penalties of approximately $519 million (reserved in the financial statements in the third quarter of 2016), which includes a fine, disgorgement and prejudgment interest; a three-year deferred prosecution agreement for Teva, a guilty plea by Teva's Russian subsidiary to criminal charges of violations of the anti-bribery provisions of the FCPA; consent to entry of a final judgment against Teva settling civil claims of violations of the anti-bribery, internal controls and books and records provisions of the FCPA; and the retention of an independent compliance monitor for a period of three years. The SEC civil consent and DOJ deferred prosecution agreement have each obtained court approval. Teva is awaiting the scheduling of a plea and sentencing hearing for the guilty plea agreement by its Russian subsidiary.

Teva has been informed by Israeli authorities that they have initiated an investigation into the conduct that was the subject of the FCPA investigation and which resulted in the above-mentioned resolution with the SEC and DOJ. Teva is cooperating fully with the Israeli investigation.

Shareholder Litigation

On November 6, 2016, a putative class action securities lawsuit was filed in the U.S. District Court for the Central District of California on behalf of purchasers of Teva's securities between February 10, 2015 and November 3, 2016. The complaint alleges that Teva and certain officers violated the federal securities laws by making false and misleading statements that failed to disclose that (1) Teva was engaging in conduct that would result in an antitrust investigation by the U.S. Department of Justice and Connecticut state attorney general and (2) that the government's investigation of such conduct could cause criminal charges to be filed against Teva by the end of 2016 for suspected price collusion. The plaintiff is seeking certification of similarly situated investors as a class and as well as unspecified damages, legal fees, interest, and costs. Another lawsuit was filed on November 10, 2016 in the U.S. District Court for the Southern District of New York with similar allegations but a different class period and defendants. On December 27, 2016, a second putative class action was filed in the Central District of California with a longer class period but similar allegations to the original suit in California. The next day, the lawsuit in the Southern District of New York was voluntarily dismissed by plaintiffs.

A motion to approve a derivative action against Teva's directors and certain of its senior officers was filed in the Israeli district court in September 2016 for alleged negligence and recklessness with respect to the due diligence conducted regarding the business of Rimsa. A motion to approve a class action against Teva, its directors and certain of its senior officers was filed in the Israeli district court in November 2016 asserting alleged claims and causes of action under Israeli law related to the company's disclosure of the above-mentioned pricing investigation. Most recently, various motions were filed in Israeli courts in November and December 2016, and January and February 2017, seeking (i) discovery, (ii) the approval of a class action and (iii) the approval of a derivative action, all related to alleged claims and causes of action under Israeli law arising out of Teva's above-mentioned FCPA resolution with the SEC and DOJ.

Environmental Matters

Teva and some of its subsidiaries are party to a number of environmental proceedings, or has received claims, including some brought pursuant to the Comprehensive Environmental Response, Compensation and Liability Act (commonly known as the Superfund law) or other national, federal, provincial or state and local laws imposing liability for alleged noncompliance with various environmental laws and regulations or for the investigation and remediation of releases of hazardous substances and for natural resource damages. Many of these proceedings and claims seek to require the generators of hazardous wastes disposed of at a third party-owned site, or the party responsible for a release of hazardous substances into the environment that impacted a site, to investigate and clean up the site or to pay for such activities, including for oversight by governmental authorities, the response costs associated with such oversight and any related damages to natural resources. Teva has received claims, or has been made a party to these proceedings, along with other potentially responsible parties, as an alleged generator of wastes that were disposed of or treated at third-party waste disposal sites, or as a result of an alleged release from one of Teva's facilities or former facilities that may have adversely impacted the environment.

In many of these cases, the government or private litigants allege that the responsible parties are jointly and severally liable for the investigation and cleanup costs. Although the liability among the responsible parties, under certain circumstances, may be joint and several, these proceedings are frequently resolved so that the allocation of cleanup and other costs among the parties reflects the relative contributions of the parties to the site conditions and takes into account other pertinent factors. Teva's potential liability varies greatly at each of the sites in the proceedings or for which claims have been asserted; for some sites the costs of the investigation, cleanup and natural resource damages have not yet been determined, and for others Teva's allocable share of liability has not been determined. At other sites, Teva has been paying a share of the costs, the amounts of which have not been, and are not expected to be, material. Teva has taken an active role in identifying those costs, to the extent they are identifiable and estimable, which do not include reductions for potential recoveries of cleanup costs from insurers, indemnitors, former site owners or operators or other potentially responsible parties. In addition, enforcement proceedings relating to alleged federal, state, commonwealth or local regulatory violations at some of Teva's facilities have resulted, or may result, in the imposition of significant penalties (in amounts not expected to materially adversely affect Teva's results of operations) and the recovery of certain state or commonwealth costs and natural resource damages, and have required, or may require, that corrective measures and enhanced compliance measures be implemented.